Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			March 31, 2021

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 29.4%
	CORPORATE BONDS 24.5%
	COMMUNICATION SERVICES 0.8%
$1,000,000	CBS Corp	3.500%	01/15/25	$1,073,098
1,688,000	Netflix Inc	5.875%	11/15/28	2,041,752
2,000,000	Comcast Corp	4.250%	01/15/33	2,312,959
1,000,000	Verizon Communications Inc	4.400%	11/01/34	1,142,056
1,000,000	AT&T Inc	4.500%	05/15/35	1,126,822
				7,696,687
	CONSUMER DISCRETIONARY 3.0%
1,000,000	Harley-Davidson Financial Services Inc (g)	4.050%	02/04/22	1,028,258
500,000	Whirlpool Corp	4.700%	06/01/22	523,040
1,000,000	Block Financial LLC	5.500%	11/01/22	1,049,457
1,000,000	General Motors Financial Co Inc	3.700%	05/09/23	1,053,215
1,000,000	General Motors Financial Co Inc	4.250%	05/15/23	1,068,591
1,000,000	General Motors Financial Co Inc	3.950%	04/13/24	1,076,161
2,000,000	Coach Inc	4.250%	04/01/25	2,171,601
250,000	General Motors Co	4.000%	04/01/25	271,128
1,000,000	General Motors Financial Co Inc	4.300%	07/13/25	1,098,892
1,064,000	Block Financial LLC	5.250%	10/01/25	1,190,727
1,500,000	Ford Motor Co	4.346%	12/08/26	1,580,625
1,000,000	Darden Restaurants Inc	3.850%	05/01/27	1,088,047
2,245,000	Lear Corp	3.800%	09/15/27	2,443,029
1,000,000	General Motors Co	4.200%	10/01/27	1,096,870
1,000,000	AutoNation Inc	3.800%	11/15/27	1,090,246
923,000	Whirlpool Corp	4.750%	02/26/29	1,068,589
2,000,000	Hasbro Inc	3.900%	11/19/29	2,149,546
2,000,000	Advance Auto Parts Inc	3.900%	04/15/30	2,165,293
1,000,000	Mohawk Industries Inc	3.625%	05/15/30	1,071,783
1,000,000	Block Financial LLC	3.875%	08/15/30	1,031,095
500,000	Kohl’s Corp	6.875%	12/15/37	607,267
750,000	Hasbro Inc	5.100%	05/15/44	832,251
1,073,000	Kohl’s Corp	5.550%	07/17/45	1,212,708
				27,968,419
	CONSUMER STAPLES 1.3%
430,000	Land O’ Lakes Inc (g)	6.000%	11/15/22	458,043
2,500,000	Land O’ Lakes Inc (h)	7.250%	07/14/27	2,587,500
1,949,000	Land O’ Lakes Capital Trust I (g)	7.450%	03/15/28	2,260,840
2,500,000	Land O’ Lakes Inc (h)	7.000%	12/18/28	2,512,500
250,000	Smithfield Foods Inc (g)	3.000%	10/15/30	248,622
1,000,000	Walgreens Boots Alliance Inc	4.500%	11/18/34	1,111,592
1,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.700%	02/01/36	1,170,675
1,000,000	Walgreens Boots Alliance Inc	4.800%	11/18/44	1,097,584
1,000,000	Molson Coors Brewing Co	4.200%	07/15/46	1,038,760
				12,486,116
	CONSUMER, NON-CYCLICAL 0.1%
1,000,000	Wildlife Conservation Society	3.414%	08/01/50	942,322

	ENERGY 0.5%
1,170,000	ONEOK Inc	4.250%	02/01/22	1,194,581
140,000	Gulf South Pipeline Co LP	4.000%	06/15/22	143,195
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,557,038
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	1,119,624
500,000	Murphy Oil Corp (f)	6.375%	12/01/42	455,000
				4,469,438

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2021

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS 9.9%
$1,000,000	Capital One Financial Corp	4.750%	07/15/21	$1,012,140
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	507,708
3,000,000	Primerica Inc	4.750%	07/15/22	3,153,088
2,833,000	Infinity Property & Casualty Corp	5.000%	09/19/22	2,988,654
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,110,909
1,000,000	Standard Chartered PLC (b)(g)	3.950%	01/11/23	1,046,456
500,000	First American Financial Corp	4.300%	02/01/23	529,080
1,473,000	Assurant Inc	4.000%	03/15/23	1,570,637
500,000	Assurant Inc	4.200%	09/27/23	541,204
500,000	CNA Financial Corp	7.250%	11/15/23	583,588
500,000	Pacific Life Insurance Co (g)	7.900%	12/30/23	584,645
1,000,000	Moody’s Corp	4.875%	02/15/24	1,105,401
1,000,000	HSBC Holdings PLC (b)	4.250%	03/14/24	1,087,036
540,000	Wintrust Financial Corp	5.000%	06/13/24	575,732
1,250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	1,408,680
3,088,000	Legg Mason Inc	3.950%	07/15/24	3,395,515
1,500,000	Symetra Financial Corp	4.250%	07/15/24	1,628,223
1,000,000	Citigroup Inc	4.000%	08/05/24	1,091,606
3,000,000	Synchrony Financial	4.250%	08/15/24	3,265,142
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,254,054
1,627,000	Associated Banc-Corp	4.250%	01/15/25	1,752,353
4,000,000	Kemper Corp	4.350%	02/15/25	4,348,417
1,050,000	TCF National Bank	4.600%	02/27/25	1,125,735
1,000,000	BBVA USA	3.875%	04/10/25	1,092,207
250,000	Liberty Mutual Insurance Co (g)	8.500%	05/15/25	303,192
1,000,000	Prudential Insurance Co of America/The (g)	8.300%	07/01/25	1,268,789
3,000,000	American International Group Inc	3.750%	07/10/25	3,274,525
1,000,000	Synchrony Financial	4.500%	07/23/25	1,107,009
2,000,000	Janus Capital Group Inc (b)	4.875%	08/01/25	2,257,560
2,000,000	HSBC Holdings PLC (b)	4.250%	08/18/25	2,198,056
4,000,000	Capital One Financial Corp	4.200%	10/29/25	4,425,554
20,000	Wells Fargo & Co (h)	4.700%	12/15/25	509,000
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,745,356
2,000,000	Hanover Insurance Group Inc/The	4.500%	04/15/26	2,263,580
1,000,000	Wells Fargo & Co	4.100%	06/03/26	1,111,170
2,000,000	MSCI Inc (g)	4.750%	08/01/26	2,072,000
3,290,000	Old Republic International Corp	3.875%	08/26/26	3,656,268
500,000	Morgan Stanley	4.350%	09/08/26	565,188
500,000	Raymond James Financial Inc	3.625%	09/15/26	554,392
1,000,000	Citigroup Inc	4.300%	11/20/26	1,115,536
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	1,125,465
4,000,000	Mercury General Corp	4.400%	03/15/27	4,511,318
450,000	Athene Holding Ltd (b)	4.125%	01/12/28	489,844
250,000	Provident Cos Inc	7.250%	03/15/28	316,551
2,000,000	E*TRADE Financial Corp	4.500%	06/20/28	2,280,182
500,000	Farmers Exchange Capital (g)	7.050%	07/15/28	598,481
1,000,000	Lazard Group LLC	4.375%	03/11/29	1,113,576
2,500,000	Wintrust Financial Corp	4.850%	06/06/29	2,603,447
2,300,000	Assurant Inc	3.700%	02/22/30	2,442,921
500,000	Park National Corp (f)	4.50%	09/01/30	506,617
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	544,648
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	523,194
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	531,858
538,000	Bank of America Corp	4.000%	08/15/34	567,968
3,000,000	Fulton Financial Corp (f)	3.75%	03/15/35	2,869,025
500,000	Swiss Re Treasury US Corp (g)	4.250%	12/06/42	571,784
500,000	Principal Financial Group Inc	4.350%	05/15/43	563,327
2,500,000	M&T Bank Corp (f)(h)	5.13%	12/29/49	2,700,000
				92,045,591

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2021

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	HEALTH CARE 0.9%
$500,000	Wyeth LLC	6.450%	02/01/24	$580,204
3,000,000	AbbVie Inc	3.800%	03/15/25	3,280,841
189,000	Bristol-Myers Squibb Co	3.875%	08/15/25	209,861
1,000,000	Cigna Corp	4.500%	02/25/26	1,137,289
500,000	Zimmer Biomet Holdings Inc	4.250%	08/15/35	519,606
1,400,000	CVS Health Corp	4.780%	03/25/38	1,652,621
1,000,000	UnitedHealth Group Inc	3.500%	08/15/39	1,073,933
				8,454,355
	INDUSTRIALS 2.3%
500,000	IDEX Corp	4.200%	12/15/21	508,019
500,000	GATX Corp	4.750%	06/15/22	524,281
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp(g)	4.875%	07/11/22	527,193
1,000,000	GATX Corp	3.900%	03/30/23	1,058,900
1,000,000	Flowserve Corp	4.000%	11/15/23	1,055,023
2,350,000	Tennant Co	5.625%	05/01/25	2,420,500
1,500,000	Hillenbrand Inc (f)	5.000%	09/15/26	1,638,750
500,000	Toro Co/The	7.800%	06/15/27	653,239
2,000,000	Kennametal Inc	4.625%	06/15/28	2,220,656
3,000,000	Steelcase Inc	5.125%	01/18/29	3,496,841
1,000,000	Oshkosh Corp	3.100%	03/01/30	1,028,853
2,000,000	GATX Corp	4.000%	06/30/30	2,201,106
1,000,000	Flowserve Corp	3.500%	10/01/30	1,016,817
2,000,000	Eaton Corp	4.000%	11/02/32	2,263,952
1,000,000	FedEx Corp	4.100%	04/15/43	1,074,452
				21,688,582
	INFORMATION TECHNOLOGY 3.1%
1,500,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	5.450%	06/15/23	1,639,223
700,000	DXC Technology Co	4.250%	04/15/24	758,402
1,031,000	Arrow Electronics Inc	4.000%	04/01/25	1,112,127
2,000,000	Hewlett Packard Enterprise Co (f)	4.900%	10/15/25	2,279,920
1,500,000	Dell International LLC / EMC Corp (g)	6.020%	06/15/26	1,775,022
1,000,000	DXC Technology Co	4.750%	04/15/27	1,115,858
2,500,000	Motorola Solutions Inc	4.600%	02/23/28	2,844,386
1,500,000	Trimble Inc	4.900%	06/15/28	1,729,432
1,000,000	Fiserv Inc	4.200%	10/01/28	1,126,198
1,500,000	Broadcom Inc	4.750%	04/15/29	1,685,137
1,000,000	Juniper Networks Inc	3.750%	08/15/29	1,078,089
1,000,000	Dell International LLC / EMC Corp (g)	5.300%	10/01/29	1,169,052
3,000,000	Intel Corp	4.000%	12/15/32	3,462,304
2,000,000	Leidos Inc	5.500%	07/01/33	2,368,740
1,500,000	Western Union Co/The	6.200%	11/17/36	1,849,218
2,000,000	Motorola Solutions Inc	5.500%	09/01/44	2,418,869
				28,411,977
	MATERIALS 2.1%
175,000	Mosaic Co/The	3.750%	11/15/21	177,056
1,000,000	Domtar Corp	4.400%	04/01/22	1,027,202
750,000	RPM International Inc	3.450%	11/15/22	776,332
756,000	Eastman Chemical Co	3.800%	03/15/25	821,432
865,000	Union Carbide Corp	7.500%	06/01/25	1,045,929
2,000,000	DowDuPont Inc	4.493%	11/15/25	2,259,417
200,000	Worthington Industries Inc	4.550%	04/15/26	224,788
1,500,000	Cabot Corp	3.400%	09/15/26	1,575,344
782,000	HB Fuller Co	4.000%	02/15/27	813,280
2,000,000	HB Fuller Co	4.250%	10/15/28	2,032,120
3,000,000	Cabot Corp	4.000%	07/01/29	3,154,145
1,175,000	Albemarle Wodgina Pty Ltd (b)	3.450%	11/15/29	1,207,360
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,382,422
1,000,000	Alcoa Inc	5.950%	02/01/37	1,209,050
1,000,000	Newmont Mining Corp	4.875%	03/15/42	1,204,008
325,000	Albemarle Corp	5.450%	12/01/44	374,011
250,000	Steel Dynamics Inc	3.250%	10/15/50	232,541
				19,516,437
	REAL ESTATE 0.0% (i)
350,000	CBRE Services Inc	4.875%	03/01/26	401,888

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2021

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	UTILITIES 0.5%
$75,000	National Fuel Gas Co	3.750%	03/01/23	$78,464
1,060,000	PSEG Power LLC	4.300%	11/15/23	1,144,430
250,000	Jersey Central Power & Light Co (g)	4.300%	01/15/26	273,090
2,000,000	National Fuel Gas Co	3.950%	09/15/27	2,122,169
1,000,000	National Fuel Gas Co	4.750%	09/01/28	1,102,203
				4,720,356

	TOTAL CORPORATE BONDS			228,802,168

	ASSET BACKED SECURITIES 1.9%
231,111	Air Canada 2013-1 Class B Pass Through Trust (b)(g)	5.375%	11/15/22	231,784
180,477	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264%	05/20/23	180,103
250,214	United Airlines 2014-1 Class B Pass Through Trust	4.750%	10/11/23	253,968
121,912	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	123,741
106,825	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	110,900
353,959	Delta Air Lines 2007-1 Class B Pass Through Trust	8.021%	02/10/24	366,347
36,742	United Airlines 2014-2 Class B Pass Through Trust	4.625%	03/03/24	37,385
312,443	American Airlines 2014-1 Class B Pass Through Trust	4.375%	04/01/24	296,821
1,000,000	United Airlines 2015-1 Class A Pass Through Trust	3.700%	06/01/24	1,007,500
394,422	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	398,366
948,836	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	963,068
555,293	American Airlines 2015-2 Class B Pass Through Trust	4.400%	03/22/25	521,975
215,892	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	222,369
2,249,705	American Airlines 2016-1 Class B Pass Through Trust	5.250%	07/15/25	2,114,722
770,971	Spirit Airlines Pass Through Trust 2015-1B	4.450%	10/01/25	766,516
1,659,985	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,604,790
1,209,604	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	1,248,916
788,013	American Airlines 2017-1 Class B Pass Through Trust	4.950%	08/15/26	732,852
711,777	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	740,248
734,849	American Airlines 2016-3 Class B Pass Through Trust	3.750%	04/15/27	683,410
580,580	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	564,614
596,322	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	615,703
479,863	United Airlines 2014-2 Class A Pass Through Trust	3.750%	03/03/28	499,057
1,316,864	American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	1,303,695
338,027	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/01/28	324,506
146,528	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	03/22/29	148,726
477,746	American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	453,859
95,592	Spirit Airlines Pass Through Trust 2015-1A	4.100%	10/01/29	94,653
852,589	British Airways 2018-1 Class A Pass Through Trust (b)(g)	4.125%	03/20/33	854,393
				17,464,987
	MUNICIPAL BONDS 1.6%
650,000	Glendale Community College District/CA	2.113%	08/01/31	636,466
500,000	Socorro Independent School District	2.125%	08/15/31	508,124
920,000	Pierre School District No 32-2	2.040%	08/01/33	866,262
500,000	Redondo Beach Unified School District	2.040%	08/01/34	484,178
400,000	County of Hennepin MN	4.800%	12/01/35	505,273
500,000	DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee	3.017%	02/01/36	505,719
305,000	State of California	4.600%	04/01/38	352,255
1,000,000	Crowley Independent School District	3.010%	08/01/38	1,050,390
500,000	Idaho Bond Bank Authority	2.354%	09/15/38	453,844
850,000	Worthington Independent School District No 518	3.300%	02/01/39	892,360
610,000	Rockwall Independent School District	3.091%	02/15/39	634,410
750,000	Allen Independent School District	3.148%	02/15/39	798,473
1,000,000	Pierce County School District No 10 Tacoma	2.357%	12/01/39	972,883
945,000	City of Minnetonka MN	3.050%	02/01/40	925,260
885,000	Massachusetts Development Finance Agency	2.550%	05/01/40	817,376
750,000	Woodbury County Law Enforcement Center Authority	3.090%	06/01/40	753,495
505,000	Village of Ashwaubenon WI	2.970%	06/01/40	499,156
300,000	Desert Community College District	2.457%	08/01/40	277,450
800,000	Utah Transit Authority	3.443%	12/15/42	847,214
500,000	BAC Capital Trust XIV (f)(h)	4.00%	03/15/43	491,250
600,000	San Diego Community College District	3.336%	08/01/43	631,956
1,000,000	Michigan State University	4.496%	08/15/48	1,111,964
				15,015,758

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2021

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	U.S. GOVERNMENT OBLIGATIONS 1.4%
$1,000,000	United States Treasury Note/Bond	0.250%	03/15/24	$997,266
2,000,000	United States Treasury Note/Bond	0.750%	03/31/26	1,981,796
7,000,000	United States Treasury Note/Bond	2.625%	02/15/29	7,566,016
2,000,000	United States Treasury Note/Bond	3.000%	02/15/49	2,240,547
				12,785,625

	TOTAL FIXED INCOME SECURITIES			$274,068,538
	(cost $256,241,730)

Shares	Security Description			Fair Value
	COMMON STOCKS 68.3%
	COMMUNICATION SERVICES 6.1%
53,000	Activision Blizzard Inc			$4,929,000
19,500	Alphabet Inc (a)			40,338,285
65,000	Walt Disney Co/The (a)			11,993,800
				57,261,085
	CONSUMER DISCRETIONARY 1.9%
38,000	Home Depot Inc/The			11,599,500
32,000	Target Corp			6,338,240
				17,937,740
	CONSUMER STAPLES 3.5%
53,000	Hershey Co/The			8,382,480
323,000	Hormel Foods Corp			15,432,940
111,000	Sysco Corp			8,740,140
				32,555,560
	FINANCIALS 9.7%
133,000	American Express Co			18,811,520
125,000	JPMorgan Chase & Co			19,028,750
196,000	Principal Financial Group Inc			11,752,160
516,000	US Bancorp/MN			28,539,960
319,000	Wells Fargo & Co			12,463,330
				90,595,720
	HEALTH CARE 15.0%
143,000	Abbott Laboratories			17,137,120
62,000	Baxter International Inc			5,229,080
19,000	Bio-Techne Corp			7,256,670
215,000	Elanco Animal Health Inc (a)			6,331,750
98,000	Eli Lilly & Co			18,308,360
100,000	Johnson & Johnson			16,435,000
192,000	Medtronic PLC (e)			22,680,960
141,000	Pfizer Inc			5,108,430
352,000	Roche Holding AG (d)			14,277,120
71,500	UnitedHealth Group Inc			26,603,005
				139,367,495
	INDUSTRIALS 13.0%
77,000	3M Co			14,836,360
96,000	CH Robinson Worldwide Inc			9,161,280
197,000	Donaldson Co Inc			11,457,520
229,000	Fastenal Co			11,514,120
217,000	Graco Inc			15,541,540
41,000	Honeywell International Inc			8,899,870
245,000	nVent Electric PLC (e)			6,837,950
24,000	Rockwell Automation Inc			6,370,560
110,000	Tennant Co			8,787,900
195,000	Toro Co/The			20,112,300
42,000	United Parcel Service Inc, Class B			7,139,580
				120,658,980

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2021

Par Value		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 12.4%
166,000		Corning Inc	$7,222,660
130,000		Fiserv Inc (a)	15,475,200
35,000		Littelfuse Inc	9,255,400
131,000		Microsoft Corp	30,885,870
71,000		Motorola Solutions Inc	13,351,550
112,000		QUALCOMM Inc	14,850,080
26,000		Texas Instruments Inc	4,913,740
90,000		Visa Inc	19,055,700
			115,010,200
		MATERIALS 5.6%
111,000		Ecolab Inc	23,761,770
188,000		HB Fuller Co	11,827,080
23,000		Sherwin-Williams Co/The	16,974,230
			52,563,080
		REAL ESTATE 0.6%
43,000		CoreSite Realty Corp	5,153,550

		UTILITIES 0.5%
70,000		Xcel Energy Inc	4,655,700

		TOTAL COMMON STOCKS	$635,759,110
		(cost $320,409,160)

		SHORT-TERM INVESTMENTS 1.9%
17,418,843		First American Government Obligations Fund, Class X, 0.036% (c)	$17,418,843
		(cost $17,418,843)

		TOTAL INVESTMENTS 99.6%	$927,246,491
		(cost $594,069,733)

		OTHER ASSETS AND LIABILITIES (NET) 0.4%	3,570,990

		TOTAL NET ASSETS 100.0%	$930,817,481

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of March 31, 2021, these securities represented $9,372,489 or 1.0% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2021.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the “Adviser”) defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(f)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2021.
	(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under the Fund’s liquidity risk management program.  As of March 31, 2021, these securities represented $16,910,867 or 1.8% of total net assets.

	(h)	Perpetual maturity, date shown, if applicable, represents next contractual call date.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2021

The Mairs & Power Balanced Fund (the Balanced Fund) (individually a Fund) is a series within the Mairs & Power Funds (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price.  Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”).  Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2021, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak.  Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2021

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2021:

Balanced Fund
Level 1*	$653,686,953
Level 2**	273,559,538
Level 3	-
Total	$927,246,491

*   All Level 1 investments are equity securities (common stocks and preferred stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 investments during the period ended March 31, 2021.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:
Balanced Fund
Cost of investments	$583,544,016
Gross unrealized appreciation	$311,543,425
Gross unrealized depreciation	(3,715,807)
Net unrealized appreciation	$307,827,618
Undistributed ordinary income	$-
Undistributed long-term capital gains	5,689,948
Total distributable earnings	$5,689,948
Other accumulated earnings	-
Total accumulated earnings	$313,517,566